INCOME TAXES - NET OPERATING LOSS CARRYFORWARDS (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Federal
Income Taxes
Net operating loss carryforwards	$ 4,389
State
Income Taxes
Net operating loss carryforwards	$ 8,509